Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Schedule of Variable Interest Entities
The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2022 and 2023:

	Consolidated VIEs	Significant unconsolidated VIEs
2022	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,709	—	—
Asset-backed securitizations	1,363	190	90
Investments in securitization products	388	—	—
Investment funds	1,816	3,392	719
Trust arrangements and other	5,299	—	—

Total	11,575	3,582	809

	Consolidated VIEs	Significant unconsolidated VIEs
2023	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	3,082	—	—
Asset-backed securitizations	1,514	224	134
Investments in securitization products	387	—	—
Investment funds	2,294	3,397	845
Trust arrangements and other	4,877	—	—

Total	12,154	3,621	979

Unconsolidated VIEs
Statement [Line Items]
Schedule of Variable Interest Entities
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2022 and 2023:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	2022	2023

	(in billions of yen)
Trading account assets	143	83
Investments	430	482
Loans	92	154

Total	665	719

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2022	2023

	(in billions of yen)
Payables under securities lending transactions	54	—
Trading account liabilities	2	1

Total	56	1

Maximum exposure to loss (Note)	809	979

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.